Service Shares Prospectus | GuideMark® Large Cap Core Fund
GuideMark® Large Cap Core Fund
GPS FUNDS I

GuideMark® Large Cap Core Fund (Ticker: GMLGX)

Supplement dated February 10, 2016

to the Prospectus for Service Shares dated July 31, 2015,

as revised October 9, 2015 and as further revised January 19, 2016

The index returns for the Russell 1000® Index,  MSCI Emerging Markets Index, and the MSCI World ex-US Index have been amended. Accordingly, the Average Annual Return Table is amended and restated in its entirety as shown below for the following Funds:

1) Summary Section – GuideMark® Large Cap Core Fund – Service Shares

Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Returns - Service Shares Prospectus - GuideMark® Large Cap Core Fund	Label	Average Annual Returns, One Year		Average Annual Returns, Five Years		Average Annual Returns, Ten Years
Service Shares	Return Before Taxes	0.55%		9.79%		4.97%
After Taxes on Distributions | Service Shares	Return After Taxes on Distributions	(0.16%)		9.62%		4.76%
After Taxes on Distributions and Sale of Fund Shares | Service Shares	Return After Taxes on Distributions and Sale of Fund Shares	0.90%		7.77%		3.98%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	0.92%	[1]	12.44%	[1]	7.40%	[1]
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%		13.53%		8.53%
[1]	Effective October 9, 2015, consistent with changes in the Fund's principal investment strategies, the Russell 1000® Index replaced the Russell 1000® Growth Index as the Fund's primary benchmark.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.